EARNINGS PER SHARE (Tables)	12 Months Ended
Oct. 30, 2011
EARNINGS PER SHARE
Schedule of denominator for the computation of basic and diluted earnings per share

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	266,394	266,732	268,454
Dilutive potential common shares	5,521	3,966	2,525

Diluted weighted-average shares outstanding	271,915	270,698	270,979